Operating Segments	12 Months Ended
Apr. 30, 2022
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
15.	Operating Segments
The Company conducts its business as a single operating segment, being the acquiring and assembling a portfolio of royalties, physical uranium holdings and investing in companies with direct exposure to uranium. Except for the short-term investments in Yellow Cake which is listed on the London Stock Exchange in the United Kingdom, the royalties on uranium projects located in the United States and Namibia, substantially all of the Company’s assets and liabilities are held within Canada.